Note 14 - (Loss) earnings per share	12 Months Ended
Dec. 31, 2024
Notes
Note 14 - (Loss) earnings per share

Note 14 – (Loss) earnings per share

The following table sets forth the computation of basic and diluted (loss) earnings per share for the fiscal years ended December 31, 2024 and 2023:

	For the Years Ended December 31,
	2024	2023

Net (loss) income attributable to Tungray Technologies Inc’s shareholders	$(480,019)	$856,536

Weighted average number of common shares outstanding
Basic and diluted	15,949,600	15,000,000

(Loss) earnings per share
Basic and diluted	(0.03)	0.06

For the year ended December 31, 2024, the 67,674 warrants were excluded from calculation of diluted loss per share because the warrants were anti-dilutive.